SEGMENT AND GEOGRAPHICAL INFORMATION - Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	[1]	$ 783,279	$ 844,836	$ 1,198,301
Affiliated entity
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from related parties		225,900	231,200	426,500
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		227,499	235,606	433,293
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		88,454	125,366	138,423
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		25,519	12,496	119,010
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		83,957	41,882	41,126
Rest of world
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		$ 357,850	$ 429,486	$ 466,449

[1]	We have related-party transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated and Combined Statements of Operations (see Note 3, Note 4 and Note 10).